Common Stock Transactions (Details) (USD $)	Sep. 14, 2012	Jul. 11, 2012	Jun. 30, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012
Common Stock Transactions
Number of common stock shares/ options/warrants issued in the period	653,595		200,000	625,000	625,000	100,000
Proceeds from Common stock issuance				$ 250,000	$ 300,000
Fair market value of the warrants	50,000		33,300			46,000
Redemption of common stock and warrants in the period							7,500,000
Redemption of stock and warrants							$ 22,500,000
Shares of common stock compensation for serving as President of the Company		1,000,000					0